Income tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HONG KONG
Corporate tax rate	16.50%
Tax loss from subsidiary	$ 1,101,536	$ 66,424
UNITED STATES
Corporate tax rate	21.00%
Tax loss from subsidiary	$ 223,357
MALAYSIA
Corporate tax rate	24.00%
Tax loss from subsidiary
INDONESIA
Corporate tax rate	22.00%
Tax loss from subsidiary	$ 1,776,582	2,099,326
SINGAPORE
Corporate tax rate	17.00%
Tax loss from subsidiary	$ 89,125	73,524
UNITED KINGDOM
Corporate tax rate	19.00%
Tax loss from subsidiary	$ 494,810	$ 523,676